Income Taxes - Schedule of Effective Income Taxes Rate (Details)			3 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(35.00%)	(35.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Accrued compensation					(0.32%)	(0.89%)
Stock based compensation					4.15%	10.01%
Depreciation and amortization					0.59%	0.36%
Other					0.26%	0.09%
Change in valuation allowance					29.32%	22.65%
Effective tax rate					0.00%	0.00%